Other equity	12 Months Ended
Mar. 31, 2024
Other Equity [Abstract]
Other equity
17.
Other equity

17A Retained earnings / (losses)

(Amounts in INR)
As at April 1, 2021	(6,489)
Loss for the year	(16,077)
Re-measurement loss on defined benefit plans (net of tax)	6
Acquisition of interest by NCI in subsidiaries	1
Repurchase of vested stock options	(65)
Debenture redemption reserve created during the year	(5)
Debenture redemption reserve released on account of repayment of debentures	140

Adjustments / impact pursuant to the Transaction:
Distribution / cash paid to RPL’s equity holders	(19,609)
Recognition of non-controlling interests pursuant to the Transaction	214
Change in fair value of put option liability / derecognition of non-controlling interests	(4,667)
Effect of approved capital reduction (refer Note 16)	9,128
Shares pending cancellation (refer Note 16)	(997)
As at March 31, 2022	(38,420)
Loss for the year	(4,817)
Re-measurement loss on defined benefit plans (net of tax)	2
Acquisition of interest by NCI in subsidiaries	(31)
Debenture redemption reserve released on account of repayment of debentures	106
Change in fair value of put option liability / derecognition of non-controlling interests during the year	3,034
Shares bought back, held as treasury stock (refer Note 16)	(13,499)
Allocation of other equity to non controlling interest	15
As at March 31, 2023	(53,610)
Profit for the year	3,404
Re-measurement loss on defined benefit plans (net of tax)	(14)
Acquisition of interest by NCI in subsidiaries	30
Debenture redemption reserve released on account of repayment of debentures	5
Change in fair value of put option liability / derecognition of non-controlling interests during the year	(1,380)
Shares bought back, held as treasury stock (refer Note 16)	(4,926)
Allocation of other equity to non controlling interest	58
As at March 31, 2024 (INR)	(56,433)
As at March 31, 2024 (USD)	(677)

Nature and purpose

Retained earnings are the profits / (losses) that the Group has earned / incurred till date, less any transfers to general reserve and/ or other reserves, dividends or other distributions paid to shareholders. It is a free reserve available to the Group and eligible for distribution to shareholders, in case where it is having positive balance representing net earnings till date.

17B Other components of equity

(Amounts in INR)
As at April 1, 2022*	(2,000)
As at March 31, 2023*	1,518
As at March 31, 2024 (INR) *	2,689
As at March 31, 2024 (USD) *	32

* Represents hedge reserve, share based payment reserve, capital reserve, debenture redemption reserve and foreign currency translation reserve as explained below.

(i)
Hedge reserve

(Amounts in INR)
As at April 1, 2021	(5,224)
OCI for the year (refer Note 49)	3,565
Recognition of non-controlling interests pursuant to the Transaction	716
Attributable to non-controlling interests (refer Note 49)	(385)
As at March 31, 2022	(1,328)
OCI for the year (refer Note 49)	861
Attributable to non-controlling interests (refer Note 49)	(151)
As at March 31, 2023	(618)
OCI for the year (refer Note 49)	(2,205)
Attributable to non-controlling interests (refer Note 49)	129
Amount transferred to property, plant and equipment	827
As at March 31, 2024 (INR)	(1,867)
As at March 31, 2024 (USD)	(22)

Nature and purpose

The Group uses hedging instruments as part of its management of foreign currency risk and interest rate risk associated on borrowings. For hedging foreign currency and interest rate risk, the Group uses foreign currency forward contracts, cross currency swaps (CCS), call spreads, foreign currency option contracts and interest rate swaps (IRS). To the extent these hedges are effective, the change in fair value of the hedging instrument is recognised in the cash flow hedging reserve. Amounts recognised in the cash flow hedging reserve is reclassified to the statement of profit or loss when the hedged item affects profit or loss (example: interest payments).

(ii)
Share based payment reserve

(Amounts in INR)
As at April 1, 2021	1,165
Expense for the year	2,505
Recognition of non-controlling interests pursuant to the Transaction	(117)
Repurchase of vested stock options	(24)
Amount utilised on exercise of stock options	(85)
As at March 31, 2022	3,444
Expense for the year	2,512
Shares issued during the year	(70)
As at March 31, 2023	5,886
Expense for the year	2,278
Shares issued during the year	(15)
As at March 31, 2024 (INR)	8,149
As at March 31, 2024 (USD)	98

Nature and purpose

The share based payment reserve is used to recognise the grant date fair value of options issued to employees under employee stock option plan.

(iii)
Capital reserve

(Amounts in INR)
As at April 1, 2021	49
Acquisition of non-controlling interest	(5,618)
Recognition of non-controlling interests pursuant to the Transaction	(5)
Allocation to non-controlling interest	1
As at March 31, 2022	(5,573)
Allocation to non-controlling interest	76
As at March 31, 2023	(5,497)
Acquisition of non-controlling interest	252
Allocation to non-controlling interest	(17)
As at March 31, 2024 (INR)	(5,262)
As at March 31, 2024 (USD)	(63)

Nature and purpose

Capital reserve represents bargain purchase gain on business combinations recognised under Local GAAP prior to date of transition to IFRS. It also includes adjustments recognised directly in equity pertaining to changes in the proportion held by non-controlling interests i.e., difference between the amount by which the non-controlling interests adjusted and the fair value of the consideration paid or received.

(iv)
Debenture redemption reserve

(Amounts in INR)
As at April 1, 2021	1,602
Debenture redemption reserve created during the year	5
Recognition of non-controlling interests pursuant to the Transaction	(188)
Allocation to non-controlling interest	(23)
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(140)
As at March 31, 2022	1,256
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(106)
Allocation to non-controlling interest	50
As at March 31, 2023 (INR)	1,200
Debenture redemption reserve transferred to retained earnings / (losses) during the year	(5)
Allocation to non-controlling interest	0
As at March 31, 2024 (INR)	1,195
As at March 31, 2024 (USD)	14

Nature and purpose

As per the Indian Companies Act, 2013, Debenture Redemption Reserve (DRR) is a reserve required to be maintained by the Companies that have issued debentures. The purpose of this reserve is to minimise the risk of default on repayment of debentures as this reserve ensures availability of funds for meeting obligations towards debenture-holders. As per amendments in Companies (Share capital and Debentures) Rules, 2014 the requirement of listed Companies to create Debenture redemption reserve has been removed.

(v)
Foreign currency translation reserve

(Amounts in INR)
As at April 1, 2021	10
Exchange differences on translation of foreign operations	191
As at March 31, 2022	201
Exchange differences on translation of foreign operations	345
Allocation of other equity to non controlling interest	1
As at March 31, 2023	547
Exchange differences on translation of foreign operations	(68)
Allocation of other equity to non controlling interest	(5)
As at March 31, 2024 (INR)	474
As at March 31, 2024 (USD)	6

Nature and purpose

Exchange differences arising on translation of the foreign operations are recognised in other comprehensive income as described in accounting policy and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the foreign operation is disposed-off.